Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Investment in Associates [Abstract]
Summary of investments in associates
The following table summarizes the activity related to the investment in associates balance for the years ended December 31, 2022 and 2021.

Investment in Associates	$000's
As of January 1, 2021	—
Share of net loss in Gelesis - limited to net investment amount	(73,703)
Share of losses recorded against Long Term Interests (LTIs)	73,703
As of December 31, 2021 and January 1, 2022	—
Cash investment in associate	19,961
Additional investment as a result of backstop settlement (see above)	8,424
Gain on dilution of interest in associate (*)	13,793
Investment in Sonde - deconsolidation	7,680
Share in net loss of associates	(27,749)
Reversal of equity method losses recorded against LTIs (due to decrease in LTI fair value)	(4,406)
Share in other comprehensive loss of associates	(166)
Impairment	(8,390)
As of December 31, 2022	9,147
*    Gain on dilution of interest was further increased due to the receipt of Gelesis earn out shares accounted for as investments held at fair value (see above).

Summary of financial information of Gelesis	The following table summarizes the financial information of Gelesis as included in its own financial statements, adjusted for fair value adjustments at deconsolidation and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Gelesis.

	2022 $000s	2021 $000s
As of and for the year ended December 31,
Percentage ownership interest	22.5%	42.0%
Non-current assets	333,040	357,508
Current assets	23,495	66,092
Non-current liabilities	(99,053)	(120,786)
Current liabilities	(80,010)	(537,432)
Non controlling interests and options issued to third parties	(46,204)	(14,216)
Net assets (deficit) attributable to shareholders of Gelesis Inc.	131,268	(248,834)
Group's share of net assets (net deficit)	29,504	(104,527)
Goodwill	3,858	7,211
Impairment	(28,452)	(37,495)
Equity method losses recorded against Long-term Interests	—	96,709
Unrecognized equity method losses (*)	—	38,101
Investment in associate	4,910	—
	2022 $000s	2021 $000s	2020 $000s

Revenue	25,767	11,185	21,442
Loss from continuing operations (100%)	(111,567)	(271,430)	(71,157)
Total comprehensive loss (100%)	(112,285)	(273,005)	(70,178)
Group's share in net losses - limited to net investment amount (**)	(24,306)	(73,703)	(34,117)
Group's share of total comprehensive loss - limited to net investment amount	(24,472)	(73,703)	(33,648)
*    Unrecognized equity method losses includes unrecognized other comprehensive loss of $0.7 million for the year ended December 31, 2021.
**    For the year ended December 31, 2022 includes $4.4 million reversal of equity method losses recorded against Long-Term Interest (LTI) due to the decrease in fair value of such LTI.